Note 2 - Allowance for Credit Losses: Past Due Financing Receivables (Tables)	6 Months Ended
Jun. 30, 2020
Tables/Schedules
Past Due Financing Receivables
June 30, 2020	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$ 1,617,594	$ 749,448	$ 2,374,262	$ 4,741,304
Premier Loans	898,246	336,902	989,993	2,225,141
Other Consumer Loans	10,800,069	4,190,690	14,678,801	29,669,560
Real Estate Loans	453,635	248,478	1,664,238	2,366,351
Sales Finance Contracts	1,484,895	527,619	1,262,224	3,274,738
Total	$ 15,254,439	$ 6,053,137	$ 20,969,518	$ 42,277,094

December 31, 2019	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$ 2,089,313	$ 1,576,158	$ 3,079,737	$ 6,745,208
Premier Loans	1,174,364	791,218	1,216,080	3,181,662
Other Consumer Loans	16,309,594	9,251,491	20,675,879	46,236,964
Real Estate Loans	900,373	339,977	1,592,069	2,832,419
Sales Finance Contractss	1,691,694	754,381	1,755,318	4,201,393
Total	$ 22,165,338	$ 12,713,225	$ 28,319,083	$ 63,197,646